Fair Value Measurements - Schedule of PIPE Subscription Agreements Liability (Details)	Mar. 31, 2026	Dec. 31, 2025
Probability of Business Combination [Member]
Schedule of PIPE Subscription Agreements Liability [Line Items]
Fair value measurement inputs	0.95	0.90
Underlying Ordinary Share price [Member]
Schedule of PIPE Subscription Agreements Liability [Line Items]
Fair value measurement inputs	10.4	10.3
Term (years) [Member]
Schedule of PIPE Subscription Agreements Liability [Line Items]
Fair value measurement inputs	0.21	0.41
Risk-free rate [Member]
Schedule of PIPE Subscription Agreements Liability [Line Items]
Fair value measurement inputs	0.0374	0.0362
Volatility [Member]
Schedule of PIPE Subscription Agreements Liability [Line Items]
Fair value measurement inputs	0.015	0.046